Income Taxes (Details 2) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Income Tax Disclosure [Abstract]
Unrecognized pension and postretirement benefit plan liabilities	$ 11,191	$ 14,579
Accrued warranty	925	1,376
Payroll-related accruals	2,605	2,108
Stock-based compensation	1,488	1,258
Inventory reserve	1,249	873
Environmental reserve	484	505
Repair and maintenance supply parts reserve	333	259
Allowance for doubtful accounts	185	185
NOL/credit carry-forwards	1,669	145
Postretirement obligations	(405)	(227)
Accumulated depreciation	(6,034)	(6,135)
Accrued pension obligations	(14,483)	(13,197)
Joint Ventures	808	1,706
Other	241	1,952
Deferred tax assets, net	$ 256	$ 5,387